File Number: 33-84546
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933


                                                                 August 27, 2008

                        Supplement to the May 1, 2008
                    Statement of Additional Information for
                        Pioneer Variable Contracts Trust

                    Pioneer International Value VCT Portfolio

The following will supplement the information presented in the statement of additional information for Pioneer International Value VCT Portfolio. Please refer to the statement of additional information for the full text of the supplemented sections.

The following supplements the corresponding paragraph and table in the section entitled "PORTFOLIO MANAGEMENT - Additional Information About the Portfolio Manager":

Other Accounts Managed by the Portfolio Manager. The table below indicates, for the manager of the portfolio, information about the accounts other than the portfolio over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of June 30, 2008. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships, undertakings for collective investments in transferable securities ("UCITS") and other non-U.S. investment funds and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts but generally do not include the portfolio manager's personal investment accounts or those which the manager may be deemed to own beneficially under the code of ethics. Certain funds and other accounts managed by the portfolio manager may have substantially similar investment strategies.

----------------------- ------------------ ----------------- ------------------- ------------------ -------------------
Name of Portfolio       Type of Account    Number of         Total Assets        Number of          Assets Managed
Manager                                    Accounts Managed  Managed             Accounts Managed   for which
                                                                                 for which          Advisory Fee is
                                                                                 Advisory Fee is    Performance-Based
                                                                                 Performance-Based
----------------------- ------------------ ----------------- ------------------- ------------------ -------------------
----------------------- ------------------ ----------------- ------------------- ------------------ -------------------
Andrea Salvatori        Other Registered          1             $126,060,000            N/A                N/A
                        Investment
                        Companies
                        ------------------ ----------------- ------------------- ------------------ -------------------
                        ------------------ ----------------- ------------------- ------------------ -------------------
                        Other Pooled              1             $210,778,000            N/A                N/A
                        Investment
                        Vehicles
                        ------------------ ----------------- ------------------- ------------------ -------------------
                        ------------------ ----------------- ------------------- ------------------ -------------------
                        Other Accounts            0                  $0                 N/A                N/A
----------------------- ------------------ ----------------- ------------------- ------------------ -------------------


The following supplements the corresponding paragraph and table in the section entitled "PORTFOLIO MANAGEMENT - Additional Information About the Portfolio Manager":


Share Ownership by Portfolio Manager. The following table indicates as of June 30, 2008 the value, within the indicated range, of shares beneficially owned by the manager of the portfolio.

---------------------------------------- -------------------------------------------------------------------
Name of Portfolio Manager                Beneficial Ownership of the Portfolio*
---------------------------------------- -------------------------------------------------------------------
---------------------------------------- -------------------------------------------------------------------
Andrea Salvatori                         A
---------------------------------------- -------------------------------------------------------------------


*Key to Dollar Ranges

A. None
B. $1 - $10,000
C. $10,001 - $50,000
D. $50,001 - $100,000
E. $100,001 - $500,000
F. $500,001 - $1,000,000
G. Over $1,000,000



                                                                   22349-00-0808
                                        (C) 2008 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC